Share-based compensation	6 Months Ended
Jun. 30, 2023
Share-based compensation.
Share-based compensation

6.     Share-based Compensation

Stock appreciation rights (“SARs”)

A summary of awards of SARs, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
									Weighted
							Risk-free		Average Fair
	SARs	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Remaining	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
15‑Jan‑16	205,519	16,849	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Mar‑20	549,020	—	$5.25	3 yrs	$5.25	0%	0.73%	46.42%	$2.04	4.5 yrs	Black-Scholes
04‑Mar‑21	610,691	176,360	$4.28	3 yrs	$4.28	0%	0.66%	55.39%	$1.93	4.5 yrs	Black-Scholes

Changes in the SARs for the six months ended June 30, 2023 are set forth below in full numbers:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2023	528,844	$4.74
SARs exercised during the six months ended June 30, 2023	(335,635)	$(5.18)
Balance as of June 30, 2023 (none of which are exercisable or convertible)	193,209	$4.71

The total cost related to non-vested SAR awards expected to be recognized through 2024 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2023(1)	$170
2024	57
$227

(1) Six-month period ending December 31, 2023

6.     Share-based Compensation (continued)

Restricted stock units (“RSUs”)

A summary of awards of RSUs is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
04-Mar-20	94,105	3 years	$5.25
04-Mar-21	302,923	3 years	$4.28
30-Mar-22	593,671	3 years	$4.54
07-Jun-22	60,415	1 year	$8.07
01-Sep-22	106,724	3 years	$9.35
14-Sep-22	13,070	3 years	$10.00
02-Mar-23	130,843	3 years	$20.57
14-Jun-23	38,240	1 year	$12.16

Changes in the RSUs for the six months ended June 30, 2023 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2023	908,209	$5.31
RSUs granted during the six months ended June 30, 2023	182,153	$18.05
RSUs vested during the six months ended June 30, 2023	(402,323)	$(5.76)
Balance as of June 30, 2023 (none of which are vested)	688,039	$8.42

The total cost related to non-vested RSU awards expected to be recognized through 2026 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2023(1)	$1,463
2024	2,349
2025	1,353
2026	150
$5,315
(1)	Six-month period ending December 31, 2023